Financial Risk Management - Summary of Financial Instruments, Book Value (Parenthetical) (Detail) kr in Millions	Dec. 31, 2019 SEK (kr)
Disclosure Of Financial Instruments [Line Items]
Non current customer finance	kr 2,262
Non current borrowings	28,257
Current borrowings	9,439
Customer finance [member]
Disclosure Of Financial Instruments [Line Items]
Current customer finance	kr 1,494